Goodwill, Intangible Assets and Acquisitions (Tables)	9 Months Ended
Sep. 30, 2023
Goodwill, Intangible Assets and Acquisitions
Schedule of the changes in the Group's goodwill by segment

	Advertising &	Value-added
	Marketing	services	Total

	(In thousands)
Balance as of December 31, 2022	$77,161	$42,990	$120,151
Currency translation adjustment	(4,198)	(2,339)	(6,537)
Balance as of September 30, 2023	$72,963	$40,651	$113,614

Summary of the Group's intangible assets arising from acquisitions

	As of December 31, 2022			As of September 30, 2023
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In thousands)			(In thousands)
Game related	$140,328	$(30,029)	$110,299	$132,758	$(38,842)	$93,916
Technology	2,808	(2,596)	212	2,655	(2,539)	116
Trademark and Domain name	12,892	(4,280)	8,612	12,191	(5,001)	7,190
Others	13,045	(7,096)	5,949	12,335	(8,743)	3,592
Total	$169,073	$(44,001)	$125,072	$159,939	$(55,125)	$104,814

Schedule of estimated amortization expenses

Twelve Months Ended September 30,	(In thousands)
2024	$17,924
2025	15,127
2026	14,327
2027	14,122
2028	13,947
Thereafter	29,163
Total expected amortization expense *	$104,610
*	The table above excludes US$0.2 million of indefinite-lived intangible assets which was included in the category of others.